Intangible and tangible assets - Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 33,083	$ 31,931	$ 32,484	$ 33,528
Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	9,951	8,650	8,829
Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	8,009	7,937	7,652
Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	12,352	13,016	13,806
Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 2,771	2,328	2,197
Other intangible assets | Minimum
Goodwill and other intangible assets
Finite useful life	3 years
Other intangible assets | Maximum
Goodwill and other intangible assets
Finite useful life	20 years
Gross value/Cost
Goodwill and other intangible assets
Intangible assets, including goodwill	$ 50,527	49,792	50,932
Gross value/Cost | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	10,484	9,010	9,728
Gross value/Cost | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	17,713	18,025	17,382
Gross value/Cost | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	14,976	15,962	16,637
Gross value/Cost | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	7,354	6,795	7,185
Depreciation, amortization and impairment
Goodwill and other intangible assets
Intangible assets, including goodwill	(17,444)	(17,861)	(18,448)
Depreciation, amortization and impairment | Goodwill
Goodwill and other intangible assets
Intangible assets, including goodwill	(533)	(360)	(899)
Depreciation, amortization and impairment | Proved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(9,704)	(10,088)	(9,730)
Depreciation, amortization and impairment | Unproved mineral interests
Goodwill and other intangible assets
Intangible assets, including goodwill	(2,624)	(2,946)	(2,831)
Depreciation, amortization and impairment | Other intangible assets
Goodwill and other intangible assets
Intangible assets, including goodwill	$ (4,583)	$ (4,467)	$ (4,988)